Note 6 - Investment Securities Available for Sale - Amortized Cost and Fair Value of Investment Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized cost	$ 3,000	$ 4,004
Gross unrealized losses	(31)
Fair value	2,970	4,033
Gross unrealized gains	1	29
Government National Mortgage Association (GNMA) [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	2,902	3,860
Gross unrealized losses	(31)
Fair value	2,871	3,882
Gross unrealized gains		22
Federal National Mortgage Association (FNMA) [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	98	144
Fair value	99	151
Gross unrealized gains	$ 1	$ 7